Seward & Kissel LLP
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Washington, DC  20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

June 10, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:      Morgan Creek Global Equity Long/Short Institutional Fund
File No: 811-22461

Dear Sir or Madam:

Filed herewith, on behalf of Morgan Creek Global Equity Long/Short Insitutional Fund, a Delaware statutory trust (the “Fund”), is Amendment No. 8 under the Investment Company Act of 1940, as amended, to the registration statement on Form N-2 of the Fund (the “registration statement”).  Certain disclosure of the Fund for the fiscal year ended March 31, 2013 will be added to the prospectus and Statement of Additional Information in a subsequent post-effective amendment. We respectfully request that the subsequent post-effective amendment be declared effective by the Commission on July 29, 2013.

Please direct any comments or questions to Bibb L. Strench at (202) 661-7141.

Sincerely,

/s/	Bibb L. Strench
Bibb L. Strench

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